Income taxes - Net Deferred Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of deferred tax [Line Items]
Deferred tax assets	$ 301	$ 154
Deferred tax liabilities	0	(6,833)
Net deferred tax assets (liabilities)	301	(6,679)
Before offset amount
Disclosure of deferred tax [Line Items]
Deferred tax assets	80,151	100,455
Deferred tax liabilities	(79,850)	(107,134)
Property and equipment
Disclosure of deferred tax [Line Items]
Deferred tax assets	3,179	2,402
Deferred tax liabilities	(562)	(299)
Intangible assets
Disclosure of deferred tax [Line Items]
Deferred tax liabilities	(67,972)	(97,647)
Non-capital losses carried forward
Disclosure of deferred tax [Line Items]
Deferred tax assets	49,467	78,292
Lease liabilities
Disclosure of deferred tax [Line Items]
Deferred tax assets	6,045	6,354
Deferred revenue
Disclosure of deferred tax [Line Items]
Deferred tax assets	530	1,217
Interest expenses carried forward
Disclosure of deferred tax [Line Items]
Deferred tax assets	3,170	5,852
Lease right-of-use assets
Disclosure of deferred tax [Line Items]
Deferred tax liabilities	(5,028)	(5,140)
Other
Disclosure of deferred tax [Line Items]
Deferred tax assets	17,760	6,338
Deferred tax liabilities	$ (6,288)	$ (4,048)